Related Party Transactions - Additional Information (Details) redeemableUnit in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) redeemableUnit	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Non-controlling interests	$ (77,625,000)	$ (39,356,000)
Interest expense - leases	$ 3,513,000	$ 3,952,000
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of redeemable units held by related party | redeemableUnit	85.1
Non-controlling interests	$ 71,500,000
Tax distribution payments to related party (in percent)	71.20%	74.40%
Reimbursements of tenant improvement allowance	$ 0	$ 1,400,000
Expected reimbursements of tenant improvement allowance	700,000
MVS shareholder
Disclosure of transactions between related parties [line items]
Interest expense - leases	300,000	300,000
Finance liabilities	$ 1,400,000	$ 1,500,000